Notes to the Cash Flow Statement (Tables)	12 Months Ended
Dec. 31, 2018
Statement of cash flows [abstract]
Reconciliation of Liabilities from Financing Activities

The changes are comprised as follows:

	Non-cash changes
in EUR thousands	31.12.2017	Cash flow	Addition/retirement	Fair value change	31.12.2018
Convertible bond 2016/2021	79	(50)	(29)	-	-
Convertible bond 2017/2022	2,530	-	(35)	-	2,495
EIB loan	9,746	-	693	528	10,967
Non-current financial liabilities	12,355	(50)	629	528	13,462
Interest: Convertible Bond 2016/2021, Warrant Bond 2009/17, Convertible Bond 2016/21	5	(6)	1	-	-
Interest: Convertible Bond 2017/2022, Convertible Bond 2017/22	80	(158)	156	-	78
Interest: EIB loan	86	(371)	373	-	87
Current financial liabilities	170	(535)	530	-	165
Total financial liabilities	12,525	(585)	1,159	528	13,627